Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

9.    Deposits

Deposits at December 31 are summarized as follows:

	2011			2010
	Balance	Percent	Weighted Average Rate	Balance	Percent	Weighted Average Rate
	(Dollars in thousands)
Savings	$870,887	3.41%	0.49%	$860,806	3.42%	0.64%
Noninterest-bearing demand	604,449	2.37	-	567,230	2.25	-
Interest-bearing demand	1,984,962	7.78	0.68%	2,152,460	8.55	0.73
Money market	8,456,020	33.15	0.87%	6,310,080	25.07	1.04
Time deposits	13,591,442	53.29	1.56%	15,282,550	60.71	1.67
Total deposits	$25,507,760	100.00%	1.19%	$25,173,126	100.00%	1.36%

Time deposits of $100,000 or more amounted to $5.25 billion and $5.78 billion at December 31, 2011 and 2010, respectively. Interest expense on time deposits of $100,000 or more for the years ended December 31, 2011, 2010 and 2009 was $86.4 million, $100.8 million, and $112.1 million, respectively. Included in noninterest-bearing demand accounts are mortgage escrow deposits of $98.5 million and $97.6 million at December 31, 2011 and 2010, respectively.

Scheduled maturities of time deposits at December 31, 2011 are as follows:

Year	Amount

(In thousands)

2012	$8,851,935
2013	2,222,452
2014	641,638
2015	1,201,272
2016	674,145

Total	$13,591,442

Notes to Consolidated Financial Statements